Inventories (Details) - Schedule of Inventories Net - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventories Net [Abstract]
Finished goods		$ 6,607	$ 6,135
Allowance for obsolescence		(2,081)	(2,042)
Total inventories, net	$ 4,157	$ 4,526	$ 4,093